Statements of Changes in Equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Interest on shareholder's equity	R$ 0.80122	R$ 0.33820	R$ 1.17012
Additional proposed dividends, approved	0.03859	0.11847	R$ 0.08827
Additional proposed dividends, per share	R$ 0.14148	R$ 0.05970